Derivatives Instruments (Derivative Cash Flow Hedges Recorded in Income and AOCI and Notional Volumes of Outstanding Derivatives Designated as Cash Flow Hedges) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)
Cash Flow Hedges
Total gains (losses) in Net income	$ 28	$ (1)
Cash flow hedges
Cash Flow Hedges
Unrealized losses currently in AOCI to be reclassified into net income within the next twelve months	1
Cash flow hedges | Energy Related derivative | Power
Cash Flow Hedges
Total gains (losses) in Net income		1
Total unrealized gain (loss) in AOCI - effective portion, net of tax		(1)
Cash flow hedges | Energy Related derivative | Power | Non-Regulated
Cash Flow Hedges
Total gains (losses) in Net income		1
Cash flow hedges | Energy Related derivative | Power | Regulated
Cash Flow Hedges
Total gains (losses) in Net income		0
Cash flow hedges | Foreign exchange forwards
Cash Flow Hedges
Total gains (losses) in Net income	(3)	5
Total unrealized gain (loss) in AOCI - effective portion, net of tax	(1)	(6)
Cash flow hedges | Foreign exchange forwards | 2020
Cash Flow Hedges
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle			$ 30
Cash flow hedges | Foreign exchange forwards | Non-Regulated
Cash Flow Hedges
Total gains (losses) in Net income	0	0
Cash flow hedges | Foreign exchange forwards | Regulated
Cash Flow Hedges
Total gains (losses) in Net income	$ (3)	$ 5